Note 5 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2017	June 30, 2018
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. / Jonathan John Shipping Ltd. / Joanna Maritime Ltd.	7,900,000	7,900,000
Bridge Shipping ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Athens Shipping Ltd.	17,500,000	16,500,000
Noumea Shipping Ltd.	5,640,000	3,947,000
Gregos Shipping Ltd.	4,550,000	4,350,000
	35,590,000	32,697,000
Less: Current portion	(4,699,028)	(3,912,000)
Long-term portion	30,890,972	28,785,000
Deferred Charges, current portion	142,767	126,098
Deferred charges, long-term portion	196,619	188,511
Long-term debt, current portion net of deferred charges	4,556,261	3,785,902
Long-term debt, long-term portion net of deferred charges	30,694,353	28,596,489
Debt discount, current portion	(353,000)	(586,009)
Debt discount, long-term portion	(883,112)	(1,155,962)
Long-term debt, current portion net of deferred charges and debt discount	4,203,261	3,199,893
Long-term debt, long-term portion net of deferred charges and debt discount	29,811,241	27,440,527

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2019	3,912,000
2020	5,212,000
2021	8,362,000
2022	15,211,000
Total	32,697,000